Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	10 Months Ended	3 Months Ended			1 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 15, 2012 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp Sunrise Financial Group Inc	Jun. 30, 2013 Oneida Resources Corp NLBDIT 2010 Enterprises, LLC	Jun. 30, 2013 Subsequent Event Oneida Resources Corp	Mar. 31, 2013 Subsequent Event Oneida Resources Corp Sunrise Financial Group Inc
Interest rate on Note payable					6.00%
Proffessional fees paid by related party on behalf of the company						$ 3,400	$ 3,400	$ 3,400			$ 3,400
Loans payable - related party						3,400	3,400		3,400
Notes Payable - Related party						5,900	5,900
Accounts Payable and Accrued expenses	(231,756)	(473,072)	(193,498)	(15)		65	65
Additional Amount borrowed from related party										$ 15,000